Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.
Pay Versus Performance Table and Related Disclosure
The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past five years.

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for CEO($)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Loss ($) (in thousands)	Annual Recurring Revenues ($)(6) (in thousands)
2025	14,375,278	(3,652,545)	5,035,592	1,220,249	60.14	258.44	(129,324)	745,400
2024	14,502,288	20,277,376	5,019,444	7,007,804	81.46	200.98	(95,765)	641,900
2023	14,112,979	50,973,771	4,799,302	15,463,566	83.02	147.39	(100,916)	543,000
2022	9,618,354	(8,866,124)	4,728,473	(2,636,005)	43.89	88.54	(124,518)	465,100
2021	10,372,443	12,724,377	5,273,748	6,100,570	89.44	137.86	(116,861)	387,100

(1)	The CEO and other NEOs included in the above compensation columns reflect the following:

Year	CEO	Other NEOs
2025	Yakov Faitelson	Guy Melamed, David Bass, Gregory Pomeroy, Dov Gottlieb
2024	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2023	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz

(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for our CEO:

	2025	2024	2023	2022	2021
Total Compensation as reported on Summary Compensation Table	14,375,278	14,502,288	14,112,979	9,618,354	10,372,443
Fair value of equity awards reported in Summary Compensation Table	(13,000,049)	(13,000,007)	(13,000,055)	(8,787,553)	(9,250,316)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	10,657,376	17,882,053	41,221,463	3,576,325	12,490,656
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(15,428,323)	(820,990)	7,810,760	(11,936,142)	(2,779,713)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(256,827)	1,714,032	828,624	(1,337,108)	1,891,307
Compensation Actually Paid	(3,652,545)	20,277,376	50,973,771	(8,866,124)	12,724,377

(3)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for all other NEOs:

	2025	2024	2023	2022	2021
Total Compensation as reported on Summary Compensation Table	5,035,592	5,019,444	4,799,302	4,728,473	5,273,748
Fair value of equity awards reported in Summary Compensation Table	(4,338,474)	(4,342,319)	(4,142,279)	(4,142,296)	(4,714,847)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	3,556,660	5,706,156	11,498,166	1,927,757	5,832,637
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(2,891,282)	(194,175)	2,939,286	(4,408,373)	(1,230,120)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(142,246)	818,698	369,091	(741,566)	939,152
Compensation Actually Paid	1,220,249	7,007,804	15,463,566	(2,636,005)	6,100,570

(4)
The assumptions used to value equity for the purposes of compensation actually paid were developed consistently with those used to value equity awards at the grant date under ASC 718. For each respective measurement date, RSUs were valued at the then-current stock price. PSUs were valued at the then-current stock price multiplied by the applicable performance factor actually earned for PSUs outstanding in fiscal year 2025.

(5)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2020.

(6)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Company Selected Measure Name	annual recurring revenues
Named Executive Officers, Footnote
(1)	The CEO and other NEOs included in the above compensation columns reflect the following:

Year	CEO	Other NEOs
2025	Yakov Faitelson	Guy Melamed, David Bass, Gregory Pomeroy, Dov Gottlieb
2024	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2023	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz

Peer Group Issuers, Footnote
(5)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2020.

PEO Total Compensation Amount	$ 14,375,278	$ 14,502,288	$ 14,112,979	$ 9,618,354	$ 10,372,443
PEO Actually Paid Compensation Amount	$ (3,652,545)	20,277,376	50,973,771	(8,866,124)	12,724,377
Adjustment To PEO Compensation, Footnote
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for our CEO:

	2025	2024	2023	2022	2021
Total Compensation as reported on Summary Compensation Table	14,375,278	14,502,288	14,112,979	9,618,354	10,372,443
Fair value of equity awards reported in Summary Compensation Table	(13,000,049)	(13,000,007)	(13,000,055)	(8,787,553)	(9,250,316)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	10,657,376	17,882,053	41,221,463	3,576,325	12,490,656
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(15,428,323)	(820,990)	7,810,760	(11,936,142)	(2,779,713)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(256,827)	1,714,032	828,624	(1,337,108)	1,891,307
Compensation Actually Paid	(3,652,545)	20,277,376	50,973,771	(8,866,124)	12,724,377

Non-PEO NEO Average Total Compensation Amount	$ 5,035,592	5,019,444	4,799,302	4,728,473	5,273,748
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,220,249	7,007,804	15,463,566	(2,636,005)	6,100,570
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for all other NEOs:

	2025	2024	2023	2022	2021
Total Compensation as reported on Summary Compensation Table	5,035,592	5,019,444	4,799,302	4,728,473	5,273,748
Fair value of equity awards reported in Summary Compensation Table	(4,338,474)	(4,342,319)	(4,142,279)	(4,142,296)	(4,714,847)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	3,556,660	5,706,156	11,498,166	1,927,757	5,832,637
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(2,891,282)	(194,175)	2,939,286	(4,408,373)	(1,230,120)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(142,246)	818,698	369,091	(741,566)	939,152
Compensation Actually Paid	1,220,249	7,007,804	15,463,566	(2,636,005)	6,100,570

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation which is directly tied to the returns experienced by our shareholders.
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2025 are as follows:
•	Annual Recurring Revenues
•	Trailing-Twelve-Month Margin
•	Net New SaaS ARR
•	Free Cash Flow

Total Shareholder Return Amount	$ 60.14	81.46	83.02	43.89	89.44
Peer Group Total Shareholder Return Amount	258.44	200.98	147.39	88.54	137.86
Net Income (Loss)	$ (129,324,000)	$ (95,765,000)	$ (100,916,000)	$ (124,518,000)	$ (116,861,000)
Company Selected Measure Amount	745,400,000	641,900,000	543,000,000	465,100,000	387,100,000
PEO Name	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Recurring Revenues
Non-GAAP Measure Description
(6)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Measure:: 2
Pay vs Performance Disclosure
Name	Trailing-Twelve-Month Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Net New SaaS ARR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,000,049)	$ (13,000,007)	$ (13,000,055)	$ (8,787,553)	$ (9,250,316)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,657,376	17,882,053	41,221,463	3,576,325	12,490,656
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,428,323)	(820,990)	7,810,760	(11,936,142)	(2,779,713)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,827)	1,714,032	828,624	(1,337,108)	1,891,307
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,338,474)	(4,342,319)	(4,142,279)	(4,142,296)	(4,714,847)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,556,660	5,706,156	11,498,166	1,927,757	5,832,637
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,891,282)	(194,175)	2,939,286	(4,408,373)	(1,230,120)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (142,246)	$ 818,698	$ 369,091	$ (741,566)	$ 939,152